Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent [Member] - USD ($)	Oct. 31, 2023	Oct. 31, 2022
ASSETS
Cash and cash equivalents	$ 76,524	$ 2,000,446
Other receivables and other current assets	1,275,000
Total Current Assets	14,133,863	12,879,041
Total Assets	14,133,863	12,879,041
LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible debenture		2,835,400
Due to a related party	4,232	4,232
Loss in excess of investments in subsidiaries, VIEs and VIEs’ subsidiaries	9,830,315	3,958,189
Total Current Liabilities	9,834,547	6,797,821
Total Liabilities	9,834,547	6,797,821
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00195 par value; (150,000,000 shares authorized, 4,065,609 and 1,363,640 shares issued and outstanding as of October 31, 2023 and 2022, respectively)	73,181	24,545
Additional paid-in capital	23,402,322	15,444,233
Statutory reserve	891,439	891,439
Accumulated deficit	(18,613,357)	(9,224,810)
Accumulated other comprehensive loss	(1,454,269)	(1,054,187)
Total equity attributable to Jiuzi Holdings, Inc.	4,299,316	6,081,220
Total Liabilities and Shareholders’ Equity	14,133,863	12,879,041
Related Parties [Member]
ASSETS
Due from related parties	$ 12,782,339	$ 10,878,595